Inventories	6 Months Ended
Jun. 30, 2025
Inventories [Abstract]
INVENTORIES

5. INVENTORIES

	June 30,	December 31,
	2025	2024
Raw materials	$360,926	$313,676
Finished goods	187,789	84,253
	548,715	397,929
Less: Reserve	(45,662)	(25,059)
	$503,053	$372,870

For the six months ended June 30, 2025 and 2024, the Company recorded an inventory write down under cost of revenue of $35,041 and $67,080, respectively, due to expiration of raw materials and an increase in reserve.

Reserve

2025
Beginning Balance	$25,059
Addition	17,453
Effects of currency translation	3,150
Ending balance	$45,662